Ownership Percentages and Carrying Value Principal Equity Method Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Unrealized Gains on Equity Securities	$ (110)	$ 63
Sales to equity method investees	$ 51	$ 65